UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

1968 North Lake Avenue, #303
Altadena, CA 91001
 (Address of principal executive offices) (Zip code)

Glenn S. Freed
1968 North Lake Avenue, #303
Altadena, CA 91001
 (Name and address of agents for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1.  Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 97.0%
BASIC MATERIALS – 2.6%
A Schulman, Inc.	9,750	$298,740
A-Mark Precious Metals, Inc.	3,600	69,120
Aceto Corp.[1]	3,765	101,580
AK Steel Holding Corp.*, 1	9,000	20,160
Alcoa, Inc.[1]	12,270	121,105
American Vanguard Corp.[1]	7,100	99,471
Axiall Corp.	9,100	140,140
Cabot Corp.	500	20,440
Calgon Carbon Corp.	3,600	62,100
Century Aluminum Co.*, 1	34,000	150,280
Chemtura Corp.*	800	21,816
Clearwater Paper Corp.*	1,600	72,848
Commercial Metals Co.	37,300	510,637
CSW Industrials, Inc.*	2,960	111,503
Domtar Corp.	3,000	110,850
Ferroglobe PLC[1]	5,800	62,350
Friedman Industries, Inc.	1,000	5,520
Hawkins, Inc.	1,790	64,028
Hecla Mining Co.[1]	31,500	59,535
Horsehead Holding Corp.*, 1	9,200	18,860
Innospec, Inc.[1]	1,550	84,181
Kaiser Aluminum Corp.	8,813	737,296
KMG Chemicals, Inc.	4,031	92,794
Koppers Holdings, Inc.	1,200	21,900
Kraton Performance Polymers, Inc.*	9,700	161,117
Kronos Worldwide, Inc.	5,300	29,892
Landec Corp.*	5,300	62,699
Materion Corp.	2,900	81,200
Mercer International, Inc.	14,300	129,415
Northern Technologies International Corp.*	2,300	31,901
Oil-Dri Corp. of America[1]	3,700	136,271
Olin Corp.	19,670	339,504
OMNOVA Solutions, Inc.*	4,400	26,972
Orchids Paper Products Co.	5,000	154,600
PH Glatfelter Co.	11,667	215,139
Resolute Forest Products, Inc.*, 1	13,200	99,924
Schnitzer Steel Industries, Inc. - Class A	5,400	77,598
Schweitzer-Mauduit International, Inc.	3,300	138,567
Sensient Technologies Corp.	3,000	188,460
Shiloh Industries, Inc.*	1,720	9,013
Stepan Co.	1,950	96,895
Stillwater Mining Co.*, 1	17,300	148,261
United States Lime & Minerals, Inc.	700	38,472
Universal Stainless & Alloy Products, Inc.*	1,900	17,651

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Worthington Industries, Inc.	3,300	$99,462
		5,340,267
COMMUNICATIONS – 4.9%
1-800-Flowers.com, Inc. - Class A*	12,713	92,551
A H Belo Corp. - Class A	6,035	30,175
Alaska Communications Systems Group, Inc.*	22,400	39,200
ARRIS Group, Inc.*, 1	2,500	76,425
Atlantic Tele-Network, Inc.[1]	3,329	260,428
Autobytel, Inc.*	3,480	78,509
Bankrate, Inc.*, 1	14,100	187,530
Black Box Corp.	2,600	24,778
Blucora, Inc.*	5,500	53,900
CalAmp Corp.*	2,900	57,797
Calix, Inc.*	2,500	19,675
Cincinnati Bell, Inc.*	11,050	39,780
ClearOne, Inc.	1,100	14,223
Comtech Telecommunications Corp.	4,426	88,918
Crown Media Holdings, Inc. - Class A*	38,100	213,741
Daily Journal Corp.*	200	40,400
DHI Group, Inc.*	1,700	15,589
DigitalGlobe, Inc.*	7,700	120,582
EarthLink Holdings Corp.[1]	28,400	211,012
Entercom Communications Corp. - Class A*	13,700	153,851
Entravision Communications Corp. - Class A1	23,000	177,330
ePlus, Inc.*	5,540	516,660
EW Scripps Co. - Class A1	24,816	471,504
Finisar Corp.*	13,300	193,382
FTD Cos., Inc.*	5,246	137,288
General Communication, Inc. - Class A*, 1	7,630	150,921
Global Sources Ltd.*	8,967	69,943
GlobalSCAPE, Inc.	10,710	42,412
Gray Television, Inc.*	24,000	391,200
Gray Television, Inc. - Class A*	4,881	67,797
Harmonic, Inc.*	16,400	66,748
Harte-Hanks, Inc.	5,368	17,392
Hawaiian Telcom Holdco, Inc.*	2,300	57,178
Houghton Mifflin Harcourt Co.*, 1	800	17,424
Infoblox, Inc.*	3,200	58,848
Inteliquent, Inc.[1]	1,700	30,209
InterDigital, Inc.[1]	900	44,136
Internap Corp.*, 1	19,800	126,720
Intralinks Holdings, Inc.*	5,500	49,885
Iridium Communications, Inc.*, 1	30,400	255,664

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Ixia*, 1	6,500	$80,795
Journal Media Group, Inc.	7,233	86,941
KVH Industries, Inc.*	2,500	23,550
Marchex, Inc. - Class B	13,300	51,737
McClatchy Co. - Class A*, 1	29,500	35,695
MDC Partners, Inc. - Class A1	1,300	28,236
Media General, Inc.*, 1	11,800	190,570
MeetMe, Inc.*	28,800	103,104
Meredith Corp.	6,200	268,150
ModusLink Global Solutions, Inc.*	11,100	27,528
NeoPhotonics Corp.*, 1	14,880	161,597
NETGEAR, Inc.*, 1	9,400	393,954
New Media Investment Group, Inc.[1]	15,300	297,738
NTELOS Holdings Corp.*	16,600	151,724
Oclaro, Inc.*, 1	56,650	197,142
ORBCOMM, Inc.*	22,900	165,796
PC-Tel, Inc.	6,554	29,821
Perficient, Inc.*	6,100	104,432
Polycom, Inc.*	27,000	339,930
Preformed Line Products Co.	600	25,260
Radio One, Inc. - Class D*	8,178	14,066
RealNetworks, Inc.*, 1	4,990	21,207
RetailMeNot, Inc.*	5,500	54,560
Safeguard Scientifics, Inc.*, 1	1,900	27,569
Saga Communications, Inc. - Class A1	2,800	107,660
Salem Media Group, Inc.	2,521	12,555
Scholastic Corp.[1]	14,430	556,421
Shenandoah Telecommunications Co.	3,150	135,607
ShoreTel, Inc.*	7,000	61,950
Shutterfly, Inc.*	1,400	62,384
Sinclair Broadcast Group, Inc. - Class A	8,350	271,709
Sizmek, Inc.*	4,200	15,330
Spok Holdings, Inc.	5,400	98,928
Stamps.com, Inc.*	900	98,649
TechTarget, Inc.*	4,900	39,347
TeleCommunication Systems, Inc. - Class A*	54,603	271,377
Telenav, Inc.*	8,051	45,810
Telephone & Data Systems, Inc.	7,000	181,230
TESSCO Technologies, Inc.	1,520	29,594
Tremor Video, Inc.*, 1	12,500	25,750
United Online, Inc.*	10,218	120,470
United States Cellular Corp.*, 1	2,400	97,944
VASCO Data Security International, Inc.*, 1	1,200	20,076
Vonage Holdings Corp.*	26,300	150,962

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
WebMD Health Corp.*	1,300	$62,790
West Corp.	1,650	35,590
Westell Technologies, Inc. - Class A*	32,530	40,988
		10,185,928
CONSUMER, CYCLICAL – 14.8%
Abercrombie & Fitch Co. - Class A1	21,300	575,100
Allegiant Travel Co.	510	85,593
AMC Entertainment Holdings, Inc. - Class A	13,140	315,360
America's Car-Mart, Inc.*, 1	1,400	37,366
American Eagle Outfitters, Inc.[1]	13,600	210,800
American Woodmark Corp.*	4,100	327,918
Ark Restaurants Corp.	100	2,310
Ascena Retail Group, Inc.*	18,055	177,842
AV Homes, Inc.*	2,520	32,281
Barnes & Noble Education, Inc.*, 1	22,087	219,766
Barnes & Noble, Inc.	19,600	170,716
Bassett Furniture Industries, Inc.	4,750	119,130
Beacon Roofing Supply, Inc.*	7,710	317,498
Big Lots, Inc.[1]	2,800	107,912
Biglari Holdings, Inc.*, 1	367	119,576
BJ's Restaurants, Inc.*	7,150	310,810
Boyd Gaming Corp.*	13,300	264,271
Build-A-Bear Workshop, Inc.*	6,971	85,325
Burlington Stores, Inc.*	4,200	180,180
CalAtlantic Group, Inc.	16,469	624,504
Caleres, Inc.	8,100	217,242
Callaway Golf Co.	25,050	235,971
Carrols Restaurant Group, Inc.*	7,476	87,768
Casey's General Stores, Inc.	4,200	505,890
Cash America International, Inc.	9,800	293,510
Cato Corp. - Class A1	5,500	202,510
Cavco Industries, Inc.*	1,100	91,641
Century Casinos, Inc.*	9,800	76,244
Children's Place, Inc.[1]	6,440	355,488
Churchill Downs, Inc.	960	135,830
Citi Trends, Inc.	4,100	87,125
Columbia Sportswear Co.[1]	13,116	639,536
Compx International, Inc.	100	1,140
Cooper Tire & Rubber Co.[1]	4,200	158,970
Cooper-Standard Holding, Inc.*	4,350	337,516
Core-Mark Holding Co., Inc.[1]	9,236	756,798
Cracker Barrel Old Country Store, Inc.[1]	300	38,049
Crown Crafts, Inc.	2,560	21,734

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
CST Brands, Inc.	5,525	$216,248
Culp, Inc.	1,350	34,385
Delta Apparel, Inc.*	3,600	50,544
Denny's Corp.*	5,700	56,031
DineEquity, Inc.	300	25,401
Dorman Products, Inc.*, 1	1,800	85,446
Douglas Dynamics, Inc.	1,500	31,605
Dover Motorsports, Inc.	8,000	18,640
DreamWorks Animation SKG, Inc. - Class A*, 1	12,000	309,240
DSW, Inc. - Class A	1,000	23,860
Eldorado Resorts, Inc.*, 1	9,700	106,700
Essendant, Inc.	1,800	58,518
Ethan Allen Interiors, Inc.[1]	4,800	133,536
EZCORP, Inc. - Class A*	10,600	52,894
Federal-Mogul Holdings Corp.*	5,736	39,292
Finish Line, Inc. - Class A	1,500	27,120
Flexsteel Industries, Inc.[1]	4,372	193,155
Francesca's Holdings Corp.*	14,300	248,963
Fred's, Inc. - Class A1	17,800	291,386
G&K Services, Inc. - Class A1	7,900	496,910
G-III Apparel Group Ltd.*	1,000	44,260
Gaiam, Inc. - Class A*	4,600	28,704
Gaming Partners International Corp.*	1,400	12,432
Genesco, Inc.*, 1	800	45,464
Green Brick Partners, Inc.*, 1	11,898	85,666
Group 1 Automotive, Inc.[1]	8,900	673,730
Guess?, Inc.	9,850	185,968
Haverty Furniture Cos., Inc.	300	6,432
Hawaiian Holdings, Inc.*, 1	41,012	1,448,954
Hooker Furniture Corp.[1]	4,260	107,522
Iconix Brand Group, Inc.*, 1	12,600	86,058
Ingram Micro, Inc. - Class A	6,900	209,622
Installed Building Products, Inc.*	1,800	44,694
International Speedway Corp. - Class A	2,600	87,672
iRobot Corp.*	1,700	60,180
Isle of Capri Casinos, Inc.*, 1	9,400	130,942
Jack in the Box, Inc.[1]	1,570	120,435
JAKKS Pacific, Inc.*, 1	8,300	66,068
JetBlue Airways Corp.*, 1	109,000	2,468,850
Johnson Outdoors, Inc. - Class A1	4,400	96,316
KB Home	9,500	117,135
Kimball International, Inc. - Class B	9,000	87,930
Kirkland's, Inc.	5,006	72,587
La-Z-Boy, Inc.	2,130	52,015

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Lakeland Industries, Inc.*, 1	4,500	$53,730
Libbey, Inc.	2,492	53,129
Lifetime Brands, Inc.	2,947	39,077
Luby's, Inc.*	8,800	39,336
M/I Homes, Inc.*	7,500	164,400
Marcus Corp.	9,780	185,527
MarineMax, Inc.*, 1	12,500	230,250
Marriott Vacations Worldwide Corp.	8,500	484,075
MDC Holdings, Inc.[1]	14,200	362,526
Meritage Homes Corp.*	8,000	271,920
Meritor, Inc.*, 1	1,300	10,855
Miller Industries, Inc.	5,025	109,445
Modine Manufacturing Co.*	2,104	19,041
Monarch Casino & Resort, Inc.*	8,300	188,576
Motorcar Parts of America, Inc.*, 1	4,000	135,240
Movado Group, Inc.[1]	5,250	134,977
NACCO Industries, Inc. - Class A	2,580	108,876
Nathan's Famous, Inc.	800	41,248
National CineMedia, Inc.	1,300	20,423
Nautilus, Inc.*	9,900	165,528
Office Depot, Inc.*	102,000	575,280
Oxford Industries, Inc.	1,200	76,584
PC Connection, Inc.	13,542	306,591
PCM, Inc.*	3,600	35,748
Penn National Gaming, Inc.*	15,187	243,296
Pep Boys-Manny Moe & Jack*, 1	28,400	522,844
Perry Ellis International, Inc.*	14,500	267,090
RCI Hospitality Holdings, Inc.*	4,100	40,959
Reading International, Inc. - Class A*	17,200	225,492
Red Lion Hotels Corp.*	5,500	38,555
Red Robin Gourmet Burgers, Inc.*	500	30,870
Regal Entertainment Group - Class A1	12,830	242,102
Regis Corp.*	29,546	418,076
Republic Airways Holdings, Inc.*	27,300	107,289
Rocky Brands, Inc.	1,760	20,346
Ruby Tuesday, Inc.*	13,800	76,038
Rush Enterprises, Inc. - Class A*, 1	11,237	245,978
Rush Enterprises, Inc. - Class B*	3,780	82,782
ScanSource, Inc.*	2,700	86,994
SeaWorld Entertainment, Inc.	7,050	138,814
Select Comfort Corp.*, 1	9,250	198,042
Shoe Carnival, Inc.	11,700	271,440
Skechers U.S.A., Inc. - Class A*, 1	32,760	989,680
Skullcandy, Inc.*	3,890	18,400

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
SkyWest, Inc.[1]	30,980	$589,240
Sonic Automotive, Inc. - Class A	8,300	188,908
Sonic Corp.	5,400	174,474
Spartan Motors, Inc.	7,427	23,098
Speedway Motorsports, Inc.	18,019	373,354
Spirit Airlines, Inc.*	7,200	286,920
Sportsman's Warehouse Holdings, Inc.*, 1	14,500	187,050
Stage Stores, Inc.[1]	6,600	60,126
Standard Motor Products, Inc.	3,100	117,955
Steelcase, Inc. - Class A	12,980	193,402
Strattec Security Corp.	900	50,841
Superior Industries International, Inc.	10,900	200,778
Superior Uniform Group, Inc.	4,254	72,233
Supreme Industries, Inc. - Class A	10,165	69,630
Systemax, Inc.*	1,119	9,623
Tandy Leather Factory, Inc.*	276	2,026
Texas Roadhouse, Inc.[1]	2,200	78,694
Tilly's, Inc. - Class A*	4,000	26,520
Titan International, Inc.[1]	5,250	20,685
Titan Machinery, Inc.*, 1	2,500	27,325
Trans World Entertainment Corp.*	8,500	30,430
Tuesday Morning Corp.*, 1	8,200	53,300
Tupperware Brands Corp.[1]	1,700	94,605
Unifi, Inc.*	5,697	160,371
UniFirst Corp.	3,900	406,380
Universal Electronics, Inc.*, 1	4,600	236,210
Vail Resorts, Inc.[1]	1,600	204,784
Vera Bradley, Inc.*	7,800	122,928
Vitamin Shoppe, Inc.*	1,800	58,860
VOXX International Corp.*	3,924	20,640
Wabash National Corp.*, 1	8,800	104,104
WCI Communities, Inc.*	3,890	86,669
Wendy's Co.	56,800	611,736
Wesco Aircraft Holdings, Inc.*	5,000	59,850
WESCO International, Inc.*, 1	500	21,840
West Marine, Inc.*	3,900	33,111
Weyco Group, Inc.	397	10,624
William Lyon Homes - Class A*, 1	3,600	59,400
Winnebago Industries, Inc.[1]	1,000	19,900
World Fuel Services Corp.	800	30,768
Zumiez, Inc.*, 1	3,900	58,968
		30,682,559

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL – 15.0%
Aaron's, Inc.	8,800	$197,032
ABM Industries, Inc.[1]	3,150	89,680
Acceleron Pharma, Inc.*, 1	2,500	121,900
ACCO Brands Corp.*, 1	34,000	242,420
Achillion Pharmaceuticals, Inc.*	14,900	160,771
Acme United Corp.	2,100	35,700
Acorda Therapeutics, Inc.*, 1	2,800	119,784
Addus HomeCare Corp.*	3,100	72,168
Affymetrix, Inc.*	7,400	74,666
Albany Molecular Research, Inc.*, 1	3,200	63,520
Alere, Inc.*, 1	6,800	265,812
Alico, Inc.[1]	400	15,476
Almost Family, Inc.*	3,600	137,628
Amedisys, Inc.*	11,402	448,327
Amsurg Corp.*, 1	12,240	930,240
Analogic Corp.[1]	2,100	173,460
Andersons, Inc.	2,500	79,075
AngioDynamics, Inc.*	9,700	117,758
Anika Therapeutics, Inc.*	1,500	57,240
Barrett Business Services, Inc.	1,800	78,372
BioTelemetry, Inc.*	5,800	67,744
Booz Allen Hamilton Holding Corp.[1]	10,700	330,095
Boulder Brands, Inc.*	14,300	157,014
Bridgepoint Education, Inc.*, 1	1,146	8,721
Brink's Co.[1]	100	2,886
Cal-Maine Foods, Inc.[1]	4,450	206,213
Cambium Learning Group, Inc.*	12,440	60,334
Cardtronics, Inc.*, 1	1,000	33,650
Career Education Corp.*, 1	4,506	16,357
Carriage Services, Inc.	4,900	118,090
CBIZ, Inc.*	8,300	81,838
CDI Corp.	6,700	45,292
Celldex Therapeutics, Inc.*, 1	3,400	53,312
Central Garden & Pet Co.*	7,562	102,238
Central Garden & Pet Co. - Class A*, 1	19,570	266,152
Cerus Corp.*	9,300	58,776
Chefs' Warehouse, Inc.*	4,300	71,724
Chemed Corp.	1,000	149,800
Chimerix, Inc.*	1,500	13,425
Civitas Solutions, Inc.*	3,100	89,249
Coca-Cola Bottling Co. Consolidated	800	146,008
CONMED Corp.[1]	9,200	405,260
CorVel Corp.*	4,100	180,072
CRA International, Inc.*	5,000	93,250

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Cross Country Healthcare, Inc.*, 1	15,500	$254,045
CryoLife, Inc.	8,000	86,240
CSS Industries, Inc.	6,400	181,632
Cumberland Pharmaceuticals, Inc.*	11,500	60,490
Cutera, Inc.*	1,600	20,464
Cynosure, Inc. - Class A*, 1	1,576	70,400
Darling Ingredients, Inc.*	10,000	105,200
Dean Foods Co.	11,000	188,650
Depomed, Inc.*, 1	9,800	177,674
Dermira, Inc.*	1,800	62,298
DeVry Education Group, Inc.[1]	14,800	374,588
Digirad Corp.	2,900	16,791
Edgewater Technology, Inc.*	5,000	40,050
Emergent BioSolutions, Inc.*, 1	2,300	92,023
Enanta Pharmaceuticals, Inc.*, 1	2,000	66,040
Ennis, Inc.	16,000	308,000
Ensign Group, Inc.	13,800	312,294
Enzo Biochem, Inc.*	8,100	36,450
Enzon Pharmaceuticals, Inc.	23,400	15,971
Exactech, Inc.*	600	10,890
Farmer Brothers Co.*, 1	3,200	103,264
Five Prime Therapeutics, Inc.*	2,600	107,900
Five Star Quality Care, Inc.*	15,090	47,986
FONAR Corp.*	3,420	59,029
Fortress Biotech, Inc.*, 1	12,700	35,433
Franklin Covey Co.*	2,500	41,850
Fresh Del Monte Produce, Inc.	25,700	999,216
FTI Consulting, Inc.*	12,200	422,852
Grand Canyon Education, Inc.*, 1	1,500	60,180
Great Lakes Dredge & Dock Corp.*, 1	11,400	45,144
Greatbatch, Inc.*	6,660	349,650
Green Dot Corp. - Class A*	5,400	88,668
Hackett Group, Inc.[1]	14,600	234,622
Hanger, Inc.*	7,400	121,730
Health Net, Inc.*	19,561	1,339,146
Healthways, Inc.*	11,300	145,431
Heartland Payment Systems, Inc.[1]	1,900	180,158
Heidrick & Struggles International, Inc.	5,100	138,822
Helen of Troy Ltd.*, 1	10,370	977,372
Heska Corp.*	4,100	158,588
Hudson Global, Inc.*	14,564	42,527
ICF International, Inc.*	2,598	92,385
ICU Medical, Inc.*	2,000	225,560
Impax Laboratories, Inc.*	4,700	200,972

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
InfuSystems Holdings, Inc.*	1,776	$5,417
Ingles Markets, Inc. - Class A1	6,900	304,152
Insperity, Inc.	2,450	117,967
Invacare Corp.[1]	11,800	205,202
ITT Educational Services, Inc.*, 1	5,300	19,769
J&J Snack Foods Corp.[1]	700	81,669
John B Sanfilippo & Son, Inc.	9,968	538,571
K12, Inc.*	2,850	25,080
KAR Auction Services, Inc.	16,770	620,993
Kelly Services, Inc. - Class A	8,800	142,120
Kindred Healthcare, Inc.[1]	11,500	136,965
Korn/Ferry International	4,500	149,310
LeMaitre Vascular, Inc.[1]	4,339	74,848
LendingTree, Inc.*, 1	2,200	196,416
Lexicon Pharmaceuticals, Inc.*, 1	4,400	58,564
LHC Group, Inc.*	7,500	339,675
LifePoint Health, Inc.*	18,300	1,343,220
Lifevantage Corp.*	12,400	118,048
Magellan Health, Inc.*	10,500	647,430
Mannatech, Inc.*, 1	2,100	39,879
Mastech Holdings, Inc.*	400	2,924
Matthews International Corp. - Class A	4,930	263,508
McGrath RentCorp[1]	4,435	111,718
Merit Medical Systems, Inc.*, 1	8,000	148,720
MGP Ingredients, Inc.	6,146	159,489
Molina Healthcare, Inc.*, 1	3,600	216,468
Monro Muffler Brake, Inc.[1]	800	52,976
Monster Worldwide, Inc.*, 1	35,800	205,134
Multi-Color Corp.[1]	5,238	313,285
Myriad Genetics, Inc.*, 1	200	8,632
National Beverage Corp.*	3,600	163,584
National HealthCare Corp.[1]	2,100	129,570
Natural Alternatives International, Inc.*	5,300	54,802
Natural Grocers by Vitamin Cottage, Inc.*, 1	1,900	38,703
Natus Medical, Inc.*	5,300	254,665
Navigant Consulting, Inc.*	13,900	223,234
Net 1 UEPS Technologies, Inc.*	5,610	75,791
Nutraceutical International Corp.*	1,351	34,883
Nutrisystem, Inc.	2,900	62,756
Ohr Pharmaceutical, Inc.*	6,500	39,910
Omega Protein Corp.*, 1	18,600	412,920
On Assignment, Inc.*	1,600	71,920
Ophthotech Corp.*, 1	1,400	109,942
OraSure Technologies, Inc.*	12,000	77,280

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Orthofix International N.V.*	2,000	$78,420
Owens & Minor, Inc.[1]	2,900	104,342
Pacific Biosciences of California, Inc.*, 1	10,100	132,613
Pacira Pharmaceuticals, Inc.*	1,400	107,506
PAREXEL International Corp.*	415	28,270
Perceptron, Inc.*, 1	3,700	28,823
PharMerica Corp.*	13,600	476,000
Post Holdings, Inc.*, 1	20,250	1,249,425
POZEN, Inc.*, 1	5,100	34,833
Prestige Brands Holdings, Inc.*, 1	12,410	638,867
Providence Service Corp.*	400	18,768
PTC Therapeutics, Inc.*, 1	550	17,820
Quad/Graphics, Inc.	8,025	74,633
RCM Technologies, Inc.	8,200	45,100
Rent-A-Center, Inc.[1]	8,270	123,802
Resources Connection, Inc.	1,998	32,647
RPX Corp.*	800	8,800
RR Donnelley & Sons Co.[1]	11,946	175,845
Sanderson Farms, Inc.	1,950	151,164
SciClone Pharmaceuticals, Inc.*	28,232	259,734
Seaboard Corp.*	90	260,527
Select Medical Holdings Corp.[1]	29,249	348,356
Seneca Foods Corp. - Class A*	2,300	66,654
ServiceSource International, Inc.*	12,100	55,781
Snyder's-Lance, Inc.[1]	7,700	264,110
SpartanNash Co.	16,200	350,568
STERIS PLC	300	22,602
Strayer Education, Inc.*	2,050	123,246
Sucampo Pharmaceuticals, Inc. - Class A*, 1	3,600	62,244
Symmetry Surgical, Inc.*	3,800	34,960
TherapeuticsMD, Inc.*, 1	20,300	210,511
TreeHouse Foods, Inc.*, 1	1,325	103,959
Triple-S Management Corp. - Class B*, 1	13,400	320,394
TrueBlue, Inc.*	2,300	59,248
Universal American Corp.	18,110	126,770
Universal Corp.[1]	8,410	471,633
USANA Health Sciences, Inc.*, 1	700	89,425
VCA, Inc.*	5,156	283,580
Viad Corp.[1]	7,500	211,725
Village Super Market, Inc. - Class A	504	13,280
Wausau Paper Corp.[1]	8,300	84,909
Weis Markets, Inc.[1]	6,952	307,974

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
WellCare Health Plans, Inc.*	1,300	$101,673
		31,096,854
DIVERSIFIED – 0.1%
HRG Group, Inc.*	11,300	153,228
ENERGY – 5.0%
Adams Resources & Energy, Inc.[1]	1,675	64,320
Alon USA Energy, Inc.[1]	30,100	446,684
Archrock, Inc.	4,700	35,344
Basic Energy Services, Inc.*, 1	6,600	17,688
Bristow Group, Inc.[1]	9,720	251,748
Callon Petroleum Co.*	56,100	467,874
Carrizo Oil & Gas, Inc.*, 1	1,930	57,089
Clayton Williams Energy, Inc.*, 1	950	28,092
CVR Energy, Inc.[1]	6,720	264,432
Dawson Geophysical Co.*	7,366	25,486
Delek U.S. Holdings, Inc.	23,970	589,662
Diamond Offshore Drilling, Inc.[1]	10,000	211,000
Diamondback Energy, Inc.*, 1	3,600	240,840
Dril-Quip, Inc.*, 1	2,100	124,383
Era Group, Inc.*	4,800	53,520
Exterran Corp.*	6,550	105,128
Flotek Industries, Inc.*, 1	1,900	21,736
Forum Energy Technologies, Inc.*, 1	3,707	46,189
Frank's International N.V.[1]	20,100	335,469
FutureFuel Corp.	3,400	45,900
Green Plains, Inc.	20,200	462,580
Gulf Island Fabrication, Inc.	7,811	81,703
Matador Resources Co.*, 1	8,300	164,091
Matrix Service Co.*	4,394	90,253
McDermott International, Inc.*, 1	48,940	163,949
MRC Global, Inc.*	7,100	91,590
Murphy USA, Inc.*	2,200	133,628
Nabors Industries Ltd.	7,000	59,570
Natural Gas Services Group, Inc.*	6,441	143,634
Newfield Exploration Co.*	2,700	87,912
Newpark Resources, Inc.*, 1	36,700	193,776
Noble Energy, Inc.	2,168	71,392
Northern Oil and Gas, Inc.*, 1	14,070	54,310
NOW, Inc.*, 1	900	14,238
Oil States International, Inc.*, 1	3,700	100,825
Parker Drilling Co.*, 1	57,222	104,144
Patterson-UTI Energy, Inc.	9,700	146,276
PBF Energy, Inc. - Class A	20,520	755,341

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
PDC Energy, Inc.*, 1	17,200	$918,136
PHI, Inc.*	5,700	93,537
Renewable Energy Group, Inc.*, 1	28,100	261,049
REX American Resources Corp.*, 1	3,718	201,032
Rowan Cos. Plc - Class A1	24,900	422,055
RPC, Inc.[1]	25,000	298,750
RSP Permian, Inc.*, 1	18,150	442,679
SEACOR Holdings, Inc.*, 1	9,854	517,926
Superior Energy Services, Inc.	12,100	162,987
Tesco Corp.	10,600	76,744
TETRA Technologies, Inc.*	35,150	264,328
Unit Corp.*, 1	2,500	30,500
Western Refining, Inc.	6,020	214,433
Willbros Group, Inc.*	10,494	28,229
WPX Energy, Inc.*	4,600	26,404
		10,310,585
FINANCIAL – 30.4%
1st Constitution Bancorp*	630	8,108
1st Source Corp.	9,412	290,548
Access National Corp.	771	15,775
ACNB Corp.	1,200	26,004
Aircastle Ltd.[1]	25,860	540,215
Alexander & Baldwin, Inc.[1]	3,900	137,709
Ambac Financial Group, Inc.*	8,900	125,401
American Equity Investment Life Holding Co.	39,790	956,154
American National Bankshares, Inc.	1,366	34,983
American National Insurance Co.	1,900	194,313
American River Bankshares*	1,300	13,754
Ameris Bancorp[1]	6,200	210,738
AMERISAFE, Inc.	7,488	381,139
AmeriServ Financial, Inc.	6,700	21,440
Ames National Corp.[1]	500	12,145
AmTrust Financial Services, Inc.	6,576	404,950
Anchor BanCorp Wisconsin, Inc.*	2,300	100,096
Argo Group International Holdings Ltd.	9,268	554,597
Arrow Financial Corp.[1]	771	20,948
Aspen Insurance Holdings Ltd.	10,060	485,898
Associated Banc-Corp[1]	9,400	176,250
Asta Funding, Inc.*	4,100	32,595
Astoria Financial Corp.	37,700	597,545
Atlantic American Corp.	8,300	41,251
Atlantic Coast Financial Corp.*	3,000	17,580
Atlanticus Holdings Corp.*	9,700	31,040

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Atlas Financial Holdings, Inc.*	4,340	$86,366
Baldwin & Lyons, Inc. - Class B	6,100	146,583
Banc of California, Inc.	4,400	64,328
BancFirst Corp.[1]	1,192	69,875
Bancorp, Inc.*	4,900	31,213
BancorpSouth, Inc.	9,600	230,304
Bank Mutual Corp.[1]	16,001	124,808
Bank of Commerce Holdings	5,400	36,072
Bank of Marin Bancorp	655	34,977
BankFinancial Corp.	9,450	119,353
Banner Corp.	3,110	142,625
Bar Harbor Bankshares[1]	1,821	62,679
Baylake Corp.	809	11,819
BB&T Corp.[1]	9,214	348,381
BBCN Bancorp, Inc.	5,000	86,100
BBX Capital Corp. - Class A*, 1	1,200	18,780
Bear State Financial, Inc.*	4,900	53,067
Berkshire Hills Bancorp, Inc.	9,036	263,038
BNC Bancorp	6,897	175,046
Boston Private Financial Holdings, Inc.[1]	11,900	134,946
Bridge Bancorp, Inc.	2,300	69,989
Brookline Bancorp, Inc.	25,600	294,400
Bryn Mawr Bank Corp.	477	13,699
C&F Financial Corp.	500	19,500
Calamos Asset Management, Inc. - Class A	6,000	58,080
Camden National Corp.	381	16,798
Cape Bancorp, Inc.	4,000	49,720
Capital Bank Financial Corp. - Class A	6,722	214,970
Capital City Bank Group, Inc.	3,545	54,416
Capital Southwest Corp.	2,960	41,085
Capitol Federal Financial, Inc.	32,800	411,968
Cardinal Financial Corp.	4,200	95,550
Cascade Bancorp*	4,886	29,658
Cass Information Systems, Inc.[1]	1,800	92,628
Cathay General Bancorp[1]	18,000	563,940
CenterState Banks, Inc.	8,200	128,330
Central Pacific Financial Corp.	3,000	66,060
Central Valley Community Bancorp	1,060	13,102
Century Bancorp, Inc. - Class A	815	35,420
Chemical Financial Corp.	8,290	284,098
Cheviot Financial Corp.	2,500	38,325
Citizens & Northern Corp.	700	14,700
Citizens, Inc.*, 1	30,400	225,872
City Holding Co.[1]	1,599	72,978

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Civista Bancshares, Inc.[1]	2,440	$31,305
CNB Financial Corp.	930	16,768
CNO Financial Group, Inc.[1]	70,780	1,351,190
CoBiz Financial, Inc.	4,300	57,706
Codorus Valley Bancorp, Inc.	589	11,980
Colony Bankcorp, Inc.*	3,800	36,898
Columbia Banking System, Inc.[1]	10,000	325,100
Community Bank System, Inc.	2,700	107,838
Community Bankers Trust Corp.*	3,286	17,646
Community Financial Corp.	900	19,233
Community Trust Bancorp, Inc.	680	23,773
Community West Bancshares	904	6,418
ConnectOne Bancorp, Inc.	1,000	18,690
Consumer Portfolio Services, Inc.*	3,800	19,722
Cowen Group, Inc. - Class A*, 1	39,400	150,902
Crawford & Co. - Class B	8,300	44,073
Credit Acceptance Corp.*	250	53,505
CU Bancorp*	2,352	59,647
Customers Bancorp, Inc.*	5,150	140,183
CVB Financial Corp.[1]	5,600	94,752
Dime Community Bancshares, Inc.	4,900	85,701
Donegal Group, Inc. - Class A	5,031	70,836
Eagle Bancorp, Inc.*, 1	2,137	107,854
Eastern Virginia Bankshares, Inc.	2,700	19,386
Ellie Mae, Inc.*, 1	2,690	162,019
EMC Insurance Group, Inc.	7,749	196,050
Employers Holdings, Inc.	15,100	412,230
Encore Capital Group, Inc.*, 1	1,600	46,528
Endurance Specialty Holdings Ltd.	29,516	1,888,729
Enstar Group Ltd.*	2,700	405,108
Enterprise Bancorp, Inc.[1]	1,000	22,850
Enterprise Financial Services Corp.	3,100	87,885
Erie Indemnity Co. - Class A	2,200	210,408
ESSA Bancorp, Inc.	3,328	45,527
Evans Bancorp, Inc.	300	7,650
EverBank Financial Corp.[1]	8,680	138,706
Farmers Capital Bank Corp.*	2,000	54,220
Farmers National Banc Corp.	5,600	48,160
FBL Financial Group, Inc. - Class A	14,400	916,416
Federal Agricultural Mortgage Corp. - Class C	5,208	164,417
Federated National Holding Co.[1]	12,720	376,003
Fidelity & Guaranty Life	3,310	83,975
Fidelity Southern Corp.	4,207	93,858
Financial Institutions, Inc.	3,930	110,040

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Acceptance Corp.*	3,479	$8,280
First American Financial Corp.[1]	13,760	493,984
First Bancorp, Inc.	870	17,809
First BanCorp/Puerto Rico*, 1	9,700	31,525
First Bancorp/Southern Pines NC	2,400	44,976
First Bancshares, Inc.	1,086	19,917
First Bank/Hamilton NJ*	1,300	8,593
First Busey Corp.[1]	8,549	176,366
First Business Financial Services, Inc.	1,212	30,312
First Capital Bancorp, Inc.	2,400	13,344
First Citizens BancShares, Inc. - Class A1	1,300	335,621
First Clover Leaf Financial Corp.	500	4,650
First Commonwealth Financial Corp.[1]	33,960	308,017
First Community Bancshares, Inc.	2,700	50,301
First Community Corp.	700	10,444
First Defiance Financial Corp.	6,550	247,459
First Financial Bancorp	16,300	294,541
First Financial Corp.	3,081	104,662
First Financial Northwest, Inc.	12,200	170,312
First Horizon National Corp.[1]	13,000	188,760
First Interstate BancSystem, Inc. - Class A	7,200	209,304
First Merchants Corp.[1]	10,105	256,869
First Midwest Bancorp, Inc.	20,500	377,815
First NBC Bank Holding Co.*	2,600	97,214
First Niagara Financial Group, Inc.	28,180	305,753
First of Long Island Corp.	3,350	100,500
First South Bancorp, Inc.	500	4,280
First United Corp.*	1,902	22,063
FirstMerit Corp.[1]	8,500	158,525
Flagstar Bancorp, Inc.*	7,500	173,325
Flushing Financial Corp.[1]	8,900	192,596
FNB Corp.[1]	26,000	346,840
Forestar Group, Inc.*	2,600	28,444
Fox Chase Bancorp, Inc.	10,000	202,900
FRP Holdings, Inc.*, 1	1,800	61,092
FS Bancorp, Inc.	1,000	25,780
Fulton Financial Corp.	56,400	733,764
GAIN Capital Holdings, Inc.	16,500	133,815
German American Bancorp, Inc.	710	23,657
Glacier Bancorp, Inc.[1]	6,900	183,057
Great Southern Bancorp, Inc.[1]	2,415	109,303
Greenlight Capital Re Ltd. - Class A*	3,300	61,743
Guaranty Bancorp	3,000	49,620
Guaranty Federal Bancshares, Inc.	965	14,707

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Hallmark Financial Services, Inc.*	17,099	$199,887
Hancock Holding Co.	1,400	35,238
Hanmi Financial Corp.	2,200	52,184
Hanover Insurance Group, Inc.	13,100	1,065,554
Hawthorn Bancshares, Inc.	432	6,787
HCI Group, Inc.[1]	1,600	55,760
Heartland Financial USA, Inc.	2,800	87,808
Heritage Commerce Corp.	6,439	77,010
Heritage Financial Corp.	3,270	61,607
Heritage Oaks Bancorp	5,370	43,014
HF Financial Corp.	4,850	91,617
Higher One Holdings, Inc.*	30,300	98,172
Hilltop Holdings, Inc.*, 1	19,347	371,849
HMN Financial, Inc.*	1,020	11,863
Home Bancorp, Inc.	2,520	65,470
HomeStreet, Inc.*	4,200	91,182
HopFed Bancorp, Inc.[1]	1,074	12,877
Horace Mann Educators Corp.[1]	15,900	527,562
Horizon Bancorp	1,900	53,124
IBERIABANK Corp.	3,871	213,176
IF Bancorp, Inc.	200	3,700
Independence Holding Co.[1]	7,050	97,643
Independent Bank Corp.	3,589	54,660
Independent Bank Corp./Rockland MA1	1,800	83,736
Infinity Property & Casualty Corp.	6,740	554,230
Interactive Brokers Group, Inc. - Class A1	20,100	876,360
International Bancshares Corp.	15,500	398,350
INTL. FCStone, Inc.*	2,645	88,502
Investment Technology Group, Inc.	10,475	178,284
Investors Title Co.[1]	1,300	125,840
Janus Capital Group, Inc.[1]	53,600	755,224
KCG Holdings, Inc. - Class A*	2,189	26,947
Kemper Corp.[1]	25,430	947,267
Lake Sunapee Bank Group	690	9,681
Lakeland Bancorp, Inc.	8,135	95,912
Lakeland Financial Corp.	2,300	107,226
Landmark Bancorp, Inc./Manhattan KS	441	11,585
LaPorte Bancorp, Inc.[1]	1,815	27,588
LegacyTexas Financial Group, Inc.	1,900	47,538
Macatawa Bank Corp.	4,200	25,410
Maiden Holdings Ltd.[1]	29,540	440,441
MainSource Financial Group, Inc.	6,353	145,357
Malvern Bancorp, Inc.*	2,546	44,708
MarketAxess Holdings, Inc.[1]	3,900	435,201

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Marlin Business Services Corp.	7,400	$118,844
MB Financial, Inc.[1]	12,543	406,017
MBIA, Inc.*, 1	61,900	401,112
MBT Financial Corp.*	7,000	47,810
Mercantile Bank Corp.	4,830	118,528
Merchants Bancshares, Inc.	1,390	43,771
Mercury General Corp.[1]	12,800	596,096
Meta Financial Group, Inc.[1]	600	27,558
Metro Bancorp, Inc.	4,900	153,762
Middleburg Financial Corp.	700	12,936
MidWestOne Financial Group, Inc.	2,100	63,861
Monarch Financial Holdings, Inc.	2,511	45,173
MutualFirst Financial, Inc.	2,626	65,440
NASB Financial, Inc.[1]	520	16,640
National Bankshares, Inc.[1]	1,700	60,418
National General Holdings Corp.	7,500	163,950
National Interstate Corp.	3,300	88,110
National Penn Bancshares, Inc.	36,250	446,962
National Western Life Group, Inc. - Class A	1,800	453,492
Nationstar Mortgage Holdings, Inc.*, 1	3,000	40,110
Naugatuck Valley Financial Corp.*	2,200	24,090
Navigators Group, Inc.*	9,833	843,573
NBT Bancorp, Inc.	5,400	150,552
Nelnet, Inc. - Class A	8,700	292,059
NewBridge Bancorp	8,800	107,184
NewStar Financial, Inc.*	7,600	68,248
Newtek Business Services Corp.	1,445	20,687
Northeast Bancorp	694	7,287
Northrim BanCorp, Inc.	1,620	43,092
Northwest Bancshares, Inc.	20,608	275,941
Ocean Shore Holding Co.	310	5,317
OceanFirst Financial Corp.	8,400	168,252
OFG Bancorp[1]	12,400	90,768
Old Line Bancshares, Inc.	1,300	22,841
Old National Bancorp[1]	25,400	344,424
Old Point Financial Corp.	861	14,775
Old Second Bancorp, Inc.*	14,600	114,464
OneBeacon Insurance Group Ltd. - Class A	1,500	18,615
Oppenheimer Holdings, Inc. - Class A	3,400	59,092
Oritani Financial Corp.	4,152	68,508
Orrstown Financial Services, Inc.	533	9,583
Pacific Continental Corp.	3,400	50,592
Pacific Mercantile Bancorp*	1,800	12,798
Pacific Premier Bancorp, Inc.*	2,930	62,263

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Park National Corp.[1]	2,100	$190,008
Park Sterling Corp.	11,930	87,328
Parke Bancorp, Inc.[1]	2,400	29,952
Peapack Gladstone Financial Corp.	1,695	34,951
Penns Woods Bancorp, Inc.	400	16,984
PennyMac Financial Services, Inc. - Class A*	3,200	49,152
Peoples Bancorp of North Carolina, Inc.	300	5,793
Peoples Bancorp, Inc.[1]	1,800	33,912
PHH Corp.*	24,400	395,280
Phoenix Cos., Inc.*	2,400	88,896
Pinnacle Financial Partners, Inc.[1]	9,600	493,056
Piper Jaffray Cos.*, 1	5,300	214,120
Preferred Bank/Los Angeles CA	3,900	128,778
Premier Financial Bancorp, Inc.	2,300	37,812
Primerica, Inc.[1]	11,900	562,037
PrivateBancorp, Inc.[1]	15,547	637,738
ProAssurance Corp.[1]	2,600	126,178
Provident Financial Holdings, Inc.	4,300	81,227
Provident Financial Services, Inc.[1]	14,800	298,220
Pulaski Financial Corp.	7,190	114,752
QCR Holdings, Inc.	1,740	42,265
Radian Group, Inc.	13,600	182,104
Regional Management Corp.*	3,700	57,239
RenaissanceRe Holdings Ltd.	2,484	281,164
Renasant Corp.	13,203	454,315
Republic Bancorp, Inc. - Class A	300	7,923
Republic First Bancorp, Inc.*, 1	3,400	14,722
River Valley Bancorp	2,400	85,104
Riverview Bancorp, Inc.[1]	12,448	58,381
RLI Corp.[1]	12,300	759,525
S&T Bancorp, Inc.	8,216	253,217
Safety Insurance Group, Inc.	5,750	324,185
Sandy Spring Bancorp, Inc.	4,031	108,676
Seacoast Banking Corp. of Florida*	7,875	117,968
Security National Financial Corp. - Class A*, 1	5,843	38,272
Selective Insurance Group, Inc.	33,793	1,134,769
Severn Bancorp, Inc.*	2,200	12,694
Shore Bancshares, Inc.	3,600	39,168
Sierra Bancorp	4,200	74,130
Simmons First National Corp. - Class A	1,952	100,255
South State Corp.	3,755	270,172
Southern First Bancshares, Inc.*	2,000	45,200
Southern National Bancorp of Virginia, Inc.	1,800	23,508
Southside Bancshares, Inc.[1]	3,312	79,554

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Southwest Bancorp, Inc.	6,100	$106,628
St. Joe Co.*, 1	5,100	94,401
StanCorp Financial Group, Inc.	14,560	1,658,093
State Auto Financial Corp.	13,645	280,951
State Bank Financial Corp.	9,400	197,682
Sterling Bancorp[1]	26,609	431,598
Stewart Information Services Corp.	10,580	394,951
Stifel Financial Corp.*	1,450	61,422
Stock Yards Bancorp, Inc.	1,300	49,127
Stratus Properties, Inc.*	700	14,564
Suffolk Bancorp	700	19,845
Summit Financial Group, Inc.	1,501	17,847
Summit State Bank	2,840	38,766
Symetra Financial Corp.	45,300	1,439,181
Synovus Financial Corp.	8,828	285,851
TCF Financial Corp.	3,900	55,068
Territorial Bancorp, Inc.[1]	200	5,548
Texas Capital Bancshares, Inc.*	1,100	54,362
Third Point Reinsurance Ltd.*, 1	1,400	18,774
Timberland Bancorp, Inc.	4,878	60,536
Tompkins Financial Corp.[1]	3,729	209,421
Towne Bank/Portsmouth VA	4,075	85,045
Transcontinental Realty Investors, Inc.	1,100	11,330
TriCo Bancshares	4,525	124,166
Trupanion, Inc.*	10,600	103,456
TrustCo Bank Corp. NY	19,200	117,888
Trustmark Corp.	10,450	240,768
Two River Bancorp	1,800	17,874
Umpqua Holdings Corp.	62,024	986,182
Unico American Corp.*	1,320	13,094
Union Bankshares Corp.[1]	11,809	298,059
United Bankshares, Inc.[1]	8,459	312,898
United Community Bancorp	995	14,865
United Community Banks, Inc.	5,600	109,144
United Community Financial Corp.	37,260	219,834
United Financial Bancorp, Inc.	7,289	93,882
United Fire Group, Inc.	15,670	600,318
United Insurance Holdings Corp.[1]	18,006	307,903
United Security Bancshares/Fresno CA*	4,754	25,387
Unity Bancorp, Inc.	3,002	37,525
Universal Insurance Holdings, Inc.[1]	24,660	571,619
Univest Corp. of Pennsylvania	3,800	79,268
Validus Holdings Ltd.	21,800	1,009,122
Valley National Bancorp[1]	5,191	51,131

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Virtus Investment Partners, Inc.[1]	800	$93,968
Walker & Dunlop, Inc.*	9,800	282,338
Washington Federal, Inc.[1]	28,200	672,006
Washington Trust Bancorp, Inc.[1]	3,100	122,512
WashingtonFirst Bankshares, Inc.	210	4,754
Waterstone Financial, Inc.[1]	5,624	79,298
Webster Financial Corp.[1]	22,740	845,701
WesBanco, Inc.	10,215	306,654
West Bancorporation, Inc.	2,220	43,845
Western Alliance Bancorp*	2,390	85,705
Westfield Financial, Inc.	8,700	73,080
Wilshire Bancorp, Inc.[1]	16,800	194,040
Wintrust Financial Corp.[1]	12,300	596,796
WSFS Financial Corp.	7,159	231,665
Xenith Bankshares, Inc.*	3,000	22,350
Yadkin Financial Corp.	1,445	36,371
Your Community Bankshares, Inc.	571	17,998
		63,225,411
INDUSTRIAL – 14.9%
AAR Corp.[1]	16,600	436,414
Actuant Corp. - Class A	8,500	203,660
Advanced Energy Industries, Inc.*	6,750	190,553
Aegion Corp.*, 1	7,989	154,268
AEP Industries, Inc.*	3,100	239,165
Aerovironment, Inc.*	4,100	120,827
Air Transport Services Group, Inc.*	26,650	268,632
Alamo Group, Inc.	4,900	255,290
Albany International Corp. - Class A1	2,500	91,375
Allied Motion Technologies, Inc.[1]	8,706	227,923
Ameresco, Inc. - Class A*	3,222	20,138
American Railcar Industries, Inc.[1]	3,500	161,980
Ampco-Pittsburgh Corp.	200	2,052
ArcBest Corp.	13,100	280,209
Ardmore Shipping Corp.	6,600	83,952
Argan, Inc.	3,600	116,640
Astec Industries, Inc.	4,797	195,238
Atlas Air Worldwide Holdings, Inc.*	15,250	630,435
AVX Corp.	10,700	129,898
AZZ, Inc.[1]	1,600	88,912
Babcock & Wilcox Enterprises, Inc.*	4,800	100,176
Ballantyne Strong, Inc.*	7,765	35,408
Barnes Group, Inc.	9,900	350,361
Bel Fuse, Inc. - Class B	3,880	67,085

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Bemis Co., Inc.[1]	8,100	$361,989
Benchmark Electronics, Inc.*	23,800	491,946
Berry Plastics Group, Inc.*	9,120	329,962
Boise Cascade Co.*	8,200	209,346
Brady Corp. - Class A1	4,600	105,708
Breeze-Eastern Corp.*	6,097	120,721
Briggs & Stratton Corp.	15,500	268,150
BWX Technologies, Inc.	600	19,062
CAI International, Inc.*	8,900	89,712
Celadon Group, Inc.[1]	6,200	61,318
Checkpoint Systems, Inc.	7,252	45,470
CIRCOR International, Inc.	300	12,645
Coherent, Inc.*, 1	6,389	415,988
Columbus McKinnon Corp.	5,700	107,730
Comfort Systems USA, Inc.[1]	5,600	159,152
Core Molding Technologies, Inc.*	3,500	44,905
Covanta Holding Corp.[1]	28,700	444,563
Covenant Transportation Group, Inc. - Class A*, 1	22,742	429,596
CTS Corp.[1]	5,600	98,784
Cubic Corp.	2,300	108,675
Curtiss-Wright Corp.[1]	10,700	732,950
CyberOptics Corp.*	3,100	23,715
DHT Holdings, Inc.	34,800	281,532
Drew Industries, Inc.[1]	960	58,454
Ducommun, Inc.*	1,600	25,952
Dycom Industries, Inc.*, 1	5,900	412,764
Eastern Co.	2,500	46,875
Ecology and Environment, Inc. - Class A	1,400	14,322
Electro Scientific Industries, Inc.	2,445	12,690
EMCOR Group, Inc.	6,700	321,868
Encore Wire Corp.	5,700	211,413
ESCO Technologies, Inc.	2,900	104,806
Esterline Technologies Corp.*, 1	9,840	797,040
Fabrinet*, 1	6,100	145,302
Frequency Electronics, Inc.*	3,019	32,062
GATX Corp.[1]	18,640	793,132
Gencor Industries, Inc.*, 1	3,200	36,160
General Cable Corp.	17,400	233,682
General Finance Corp.*, 1	9,600	38,304
Gibraltar Industries, Inc.*	17,300	440,112
Global Brass & Copper Holdings, Inc.	4,800	102,240
Goldfield Corp.*	14,300	22,165
GP Strategies Corp.*	2,300	57,753
Granite Construction, Inc.	10,750	461,282

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Graphic Packaging Holding Co.	29,800	$382,334
Greenbrier Cos., Inc.[1]	9,800	319,676
Greif, Inc. - Class A	900	27,729
Griffon Corp.[1]	25,230	449,094
GSI Group, Inc.*	3,600	49,032
Handy & Harman Ltd.*	2,200	45,122
Hardinge, Inc.	5,000	46,600
Harris Corp.	2,009	174,582
Haynes International, Inc.	3,000	110,070
Headwaters, Inc.*, 1	1,400	23,618
Heartland Express, Inc.[1]	10,200	173,604
Heritage-Crystal Clean, Inc.*	400	4,240
Hill International, Inc.*	12,400	48,112
Hornbeck Offshore Services, Inc.*, 1	9,754	96,955
Hurco Cos., Inc.	3,202	85,045
Hyster-Yale Materials Handling, Inc.[1]	1,380	72,381
II-VI, Inc.*, 1	7,670	142,355
Insteel Industries, Inc.	11,700	244,764
Integrated Electrical Services, Inc.*	16,700	184,869
Iteris, Inc.*	28,016	60,234
Itron, Inc.*, 1	5,900	213,462
John Bean Technologies Corp.	1,700	84,711
Kadant, Inc.	4,790	194,522
Kaman Corp.	2,000	81,620
KapStone Paper and Packaging Corp.	2,500	56,475
KBR, Inc.	6,900	116,748
Kemet Corp.*	2,020	4,787
Kimball Electronics, Inc.*	7,300	80,227
Knight Transportation, Inc.[1]	8,400	203,532
Knowles Corp.*, 1	6,267	83,539
Kratos Defense & Security Solutions, Inc.*, 1	9,700	39,770
Lawson Products, Inc.*	5,046	117,824
LB Foster Co. - Class A	1,606	21,938
Lindsay Corp.[1]	1,100	79,640
Littelfuse, Inc.	600	64,206
LMI Aerospace, Inc.*	2,180	21,953
LoJack Corp.*	5,700	31,692
Louisiana-Pacific Corp.*, 1	57,060	1,027,651
LS Starrett Co. - Class A	3,221	31,308
LSI Industries, Inc.	9,300	113,367
Lydall, Inc.*	7,888	279,866
Manitowoc Co., Inc.	2,700	41,445
Marten Transport Ltd.[1]	16,200	286,740
MasTec, Inc.*	1,600	27,808

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Matson, Inc.	13,003	$554,318
Methode Electronics, Inc.	7,580	241,271
MOCON, Inc.	1,100	15,994
Moog, Inc. - Class A*	4,200	254,520
Mueller Industries, Inc.	4,400	119,240
Mueller Water Products, Inc. - Class A	6,901	59,349
Multi-Fineline Electronix, Inc.*	3,277	67,768
Myers Industries, Inc.	4,200	55,944
MYR Group, Inc.*	2,200	45,342
National Presto Industries, Inc.[1]	600	49,716
Navios Maritime Acquisition Corp.	48,300	145,383
Newport Corp.*	9,300	147,591
NN, Inc.[1]	3,500	55,790
Nordic American Tankers Ltd.[1]	21,400	332,556
Northwest Pipe Co.*	2,300	25,737
Olympic Steel, Inc.[1]	6,400	74,112
Orbital ATK, Inc.	2,828	252,654
Orion Energy Systems, Inc.*	700	1,519
Orion Marine Group, Inc.*	5,000	20,850
Oshkosh Corp.[1]	1,900	74,176
OSI Systems, Inc.*	3,300	292,578
PAM Transportation Services, Inc.*	4,537	125,176
Park-Ohio Holdings Corp.[1]	1,400	51,492
Patrick Industries, Inc.*	2,460	107,010
Plexus Corp.*, 1	4,600	160,632
Powell Industries, Inc.[1]	600	15,618
PowerSecure International, Inc.*	6,980	105,049
Primoris Services Corp.[1]	5,300	116,759
Quanex Building Products Corp.	11,600	241,860
Regal Beloit Corp.[1]	300	17,556
Rexnord Corp.*	1,100	19,932
Roadrunner Transportation Systems, Inc.*	100	943
Rofin-Sinar Technologies, Inc.*, 1	9,000	241,020
Rogers Corp.*	700	36,099
Saia, Inc.*	8,700	193,575
Sanmina Corp.*	41,690	857,980
Scorpio Tankers, Inc.	12,310	98,726
Ship Finance International Ltd.[1]	11,465	189,975
SigmaTron International, Inc.*	2,600	19,578
SL Industries, Inc.*, 1	1,400	44,632
Smith & Wesson Holding Corp.*	9,700	213,206
Standex International Corp.[1]	500	41,575
Sterling Construction Co., Inc.*	9,800	59,584
Stoneridge, Inc.*	3,000	44,400

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Sturm Ruger & Co., Inc.[1]	300	$17,883
TAL International Group, Inc.	4,975	79,103
Tech Data Corp.*, 1	10,525	698,649
Teekay Tankers Ltd. - Class A	48,500	333,680
Teledyne Technologies, Inc.*, 1	5,000	443,500
Terex Corp.	2,600	48,048
Tetra Tech, Inc.[1]	5,550	144,411
Transcat, Inc.*	3,041	30,228
TRC Cos., Inc.*	8,100	74,925
Tredegar Corp.[1]	16,292	221,897
TTM Technologies, Inc.*, 1	27,444	178,660
Tutor Perini Corp.*, 1	12,600	210,924
U.S. Concrete, Inc.*, 1	2,900	152,714
UFP Technologies, Inc.*	4,300	102,426
Ultralife Corp.*	6,800	43,928
Universal Display Corp.*	2,900	157,876
Universal Forest Products, Inc.	7,600	519,612
USA Truck, Inc.*	9,471	165,269
Vishay Intertechnology, Inc.[1]	44,450	535,622
Vishay Precision Group, Inc.*	4,000	45,280
VSE Corp.	1,700	105,706
Watts Water Technologies, Inc. - Class A1	5,200	258,284
Werner Enterprises, Inc.	9,500	222,205
Willis Lease Finance Corp.*	8,000	160,800
Woodward, Inc.[1]	1,500	74,490
XPO Logistics, Inc.*, 1	2,112	57,552
ZAGG, Inc.*	20,060	219,456
		31,019,748
TECHNOLOGY – 9.3%
Advanced Micro Devices, Inc.*, 1	93,700	268,919
Agilysys, Inc.*	8,300	82,917
Allscripts Healthcare Solutions, Inc.*	13,200	203,016
Alpha & Omega Semiconductor Ltd.*	7,200	66,168
American Software, Inc. - Class A	4,100	41,738
Amkor Technology, Inc.*	25,900	157,472
Astro-Med, Inc.	3,800	54,910
Avid Technology, Inc.*, 1	2,550	18,590
Axcelis Technologies, Inc.*	29,500	76,405
AXT, Inc.*	16,900	41,912
Blackbaud, Inc.	1,100	72,446
BroadSoft, Inc.*, 1	1,600	56,576
Brooks Automation, Inc.	32,700	349,236
BSQUARE Corp.*	2,100	12,789

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
CACI International, Inc. - Class A*	13,600	$1,261,808
Cascade Microtech, Inc.*, 1	8,330	135,363
CEVA, Inc.*	5,200	121,472
Ciber, Inc.*, 1	16,155	56,704
Cirrus Logic, Inc.*, 1	700	20,671
Cohu, Inc.	15,644	188,823
Computer Programs & Systems, Inc.	1,300	64,675
Convergys Corp.[1]	37,200	925,908
Cray, Inc.*	2,900	94,105
Cypress Semiconductor Corp.[1]	54,153	531,241
Datalink Corp.*	4,600	31,280
Digi International, Inc.*	13,600	154,768
Diodes, Inc.*, 1	8,400	193,032
DSP Group, Inc.*	16,100	151,984
Ebix, Inc.[1]	10,570	346,590
Electronics For Imaging, Inc.*, 1	6,200	289,788
EMCORE Corp.*	12,100	74,173
Engility Holdings, Inc.	5,606	182,083
Entegris, Inc.*	25,100	333,077
Epiq Systems, Inc.	6,300	82,341
Exar Corp.*	6,200	38,006
ExlService Holdings, Inc.*	3,410	153,211
Fair Isaac Corp.[1]	230	21,661
Fairchild Semiconductor International, Inc.*	41,000	849,110
Five9, Inc.*	8,000	69,600
FormFactor, Inc.*	27,090	243,810
GigOptix, Inc.*	18,600	56,544
GSE Systems, Inc.*	8,500	20,400
Hutchinson Technology, Inc.*	84,529	303,459
InnerWorkings, Inc.*	4,400	33,000
Insight Enterprises, Inc.*	15,600	391,872
Intersil Corp. - Class A1	37,200	474,672
IXYS Corp.	1,600	20,208
Kulicke & Soffa Industries, Inc.*	24,000	280,080
Lattice Semiconductor Corp.*, 1	21,200	137,164
Leidos Holdings, Inc.	3,700	208,162
Lexmark International, Inc. - Class A	4,505	146,187
Luxoft Holding, Inc.*	760	58,619
ManTech International Corp. - Class A	9,780	295,747
MAXIMUS, Inc.[1]	900	50,625
MaxLinear, Inc. - Class A*	6,033	88,866
Maxwell Technologies, Inc.*, 1	14,200	101,388
MedAssets, Inc.*, 1	2,800	86,632
Mercury Systems, Inc.*	10,400	190,944

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Mitek Systems, Inc.*	11,400	$46,854
MKS Instruments, Inc.	16,000	576,000
MTS Systems Corp.[1]	700	44,387
NCI, Inc. - Class A	9,600	131,040
NetSol Technologies, Inc.*	13,250	102,820
OmniVision Technologies, Inc.*	29,900	867,698
PAR Technology Corp.*	18,323	123,314
Photronics, Inc.*, 1	57,600	717,120
PMC-Sierra, Inc.*	8,500	98,770
Proofpoint, Inc.*, 1	1,700	110,517
QLogic Corp.*, 1	30,740	375,028
Qorvo, Inc.*	13,935	709,291
Rovi Corp.*	15,760	262,562
Rudolph Technologies, Inc.*	6,470	92,003
Science Applications International Corp.	1,600	73,248
Seachange International, Inc.*, 1	8,300	55,942
Sigma Designs, Inc.*	15,300	96,696
Solera Holdings, Inc.	21,800	1,195,294
StarTek, Inc.*	3,000	10,740
Super Micro Computer, Inc.*	13,138	322,012
Sykes Enterprises, Inc.*	13,697	421,594
SYNNEX Corp.[1]	16,200	1,456,866
Take-Two Interactive Software, Inc.*, 1	2,000	69,680
Teradyne, Inc.[1]	4,900	101,283
Ultra Clean Holdings, Inc.*	6,300	32,256
Ultratech, Inc.*	5,100	101,082
USA Technologies, Inc.*, 1	8,720	26,858
VeriFone Systems, Inc.*	3,200	89,664
Wayside Technology Group, Inc.	2,300	42,182
		19,415,748
UTILITIES – 0.0%
Ormat Technologies, Inc.	1,580	57,623

TOTAL COMMON STOCKS (Cost $178,086,431)		201,487,951

MONEY MARKET INVESTMENTS – 30.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.23%[2,3]	39,433,251	39,433,251
Federated Treasury Obligations Fund - Class Institutional, 0.07%[2]	6,518,654	6,518,654
Fidelity Institutional Money Market Portfolio - Class I, 0.25%[2,3]	16,899,964	16,899,964
TOTAL MONEY MARKET INVESTMENTS (Cost $62,851,869)		62,851,869

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

TOTAL INVESTMENTS – 127.2% (Cost $240,938,300)	$264,339,820
Liabilities less other assets – (27.2)%	(56,571,109)

TOTAL NET ASSETS – 100.0%	$207,768,711

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $53,906,324 at December 31, 2015.
[2]	Variable rate security; the rate shown represents the rate at December 31, 2015.
[3]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $56,333,232 at December 31, 2015.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

1. Organization
Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund qualifies as an investment company under Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services – Investment Companies (“ASC 946”).

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of December 31, 2015:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks
Basic Materials	$5,340,267	$-	$-	$5,340,267
Communications	10,185,928	-	-	10,185,928
Consumer, Cyclical	30,682,559	-	-	30,682,559
Consumer, Non-Cyclical	31,096,854	-	-	31,096,854
Diversified	153,228	-	-	153,228
Energy	10,310,585	-	-	10,310,585
Financial	63,225,411	-	-	63,225,411
Industrial	31,019,748	-	-	31,019,748
Technology	19,415,748	-	-	19,415,748
Utilities	57,623	-	-	57,623
Money Market Investments	62,851,869	-	-	62,851,869
Total Investments in Securities	$264,339,820	$-	$-	$264,339,820

The Fund held several securities classified as Level 2 securities at the beginning of the year because these securities did not have any trading activity on September 30, 2015, and thus did not have a last reported sales price. As a result, these securities were valued at the mean between the most recent quoted bid and ask prices, in accordance with procedures established by and under the general supervision and responsibility of the Board. At the end of the period, these Level 2 securities were classified as Level 1 securities. The Fund recognizes transfers between levels at the end of the reporting period.  The amount of such transfers out of Level 2 and into Level 1 was $117,331.

*	The Fund did not hold any Level 2 or Level 3 securities as of December 31, 2015.

(b)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

At December 31, 2015, the value of securities loaned by the Fund was $53,906,324. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

3. Federal Income Tax Information
At September 30, 2015, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$231,840,921

Gross Unrealized Appreciation	$34,181,955
Gross Unrealized Depreciation	(18,899,130)

Net Unrealized Appreciation	$15,282,825

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	February 25, 2016